Basis of Preparation (Details 2) (Out of period adjustments, Predecessor, USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Out of period adjustments | Predecessor
Out of period adjustments related to prior years
Increase (decrease) to after-tax income	$ 8.3